UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

August 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Focused Growth Opportunities Fund

Semiannual Report

August 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report August 31, 2015

Eaton Vance

Focused Growth Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	–4.79%	3.46%	—	11.21%
Class A with 5.75% Maximum Sales Charge	—	—	–10.25	–2.51	—	9.75
Class C at NAV	03/07/2011	03/07/2011	–5.18	2.63	—	10.34
Class C with 1% Maximum Sales Charge	—	—	–6.12	1.66	—	10.34
Class I at NAV	03/07/2011	03/07/2011	–4.69	3.64	—	11.48
Russell 1000 Growth Index	—	—	–3.88%	4.26%	17.39%	12.88%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.39%	2.12%	1.14%
Net				1.05	1.80	0.80

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Apple, Inc.	6.1%

Google, Inc., Class C	5.9

Amazon.com, Inc.	4.2

Facebook, Inc., Class A	4.1

Priceline Group, Inc. (The)	3.9

Home Depot, Inc. (The)	3.6

Visa, Inc., Class A	3.2

Celgene Corp.	3.2

Dollar General Corp.	3.0

Walt Disney Co. (The)	3.0

Total	40.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Endnotes and Additional Disclosures

[1]

Russell 1000 Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 – August 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period* (3/1/15 – 8/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$952.10	$5.15	**	1.05%
Class C	$1,000.00	$948.20	$8.81	**	1.80%
Class I	$1,000.00	$953.10	$3.93	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.33	**	1.05%
Class C	$1,000.00	$1,016.10	$9.12	**	1.80%
Class I	$1,000.00	$1,021.10	$4.06	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2015.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value

Aerospace & Defense — 3.7%
Spirit AeroSystems Holdings, Inc., Class A(1)	48,587	$2,483,282
United Technologies Corp.	27,722	2,539,612

		$5,022,894

Banks — 2.8%
Citigroup, Inc.	70,520	$3,771,410

		$3,771,410

Beverages — 1.6%
Constellation Brands, Inc., Class A	17,442	$2,232,576

		$2,232,576

Biotechnology — 6.0%
Celgene Corp.(1)	37,044	$4,374,156
Gilead Sciences, Inc.	36,905	3,877,608

		$8,251,764

Chemicals — 1.8%
Monsanto Co.	25,223	$2,463,026

		$2,463,026

Communications Equipment — 1.6%
Palo Alto Networks, Inc.(1)	13,310	$2,185,768

		$2,185,768

Diversified Financial Services — 2.9%
McGraw Hill Financial, Inc.	41,269	$4,002,680

		$4,002,680

Electrical Equipment — 1.4%
Eaton Corp. PLC	34,180	$1,950,311

		$1,950,311

Food & Staples Retailing — 1.0%
Sprouts Farmers Market, Inc.(1)	67,799	$1,381,066

		$1,381,066

Food Products — 2.5%
Mondelez International, Inc., Class A	79,568	$3,370,500

		$3,370,500

Security	Shares	Value

Health Care Equipment & Supplies — 4.8%
Cooper Cos., Inc. (The)	15,480	$2,514,262
Medtronic PLC	55,102	3,983,323

		$6,497,585

Health Care Providers & Services — 1.5%
AmSurg Corp.(1)	25,492	$1,999,083

		$1,999,083

Internet & Catalog Retail — 8.1%
Amazon.com, Inc.(1)	11,233	$5,761,293
Priceline Group, Inc. (The)(1)	4,239	5,292,985

		$11,054,278

Internet Software & Services — 11.7%
Facebook, Inc., Class A(1)	62,733	$5,610,212
Google, Inc., Class C(1)	13,066	8,078,055
Twitter, Inc.(1)	80,490	2,236,817

		$15,925,084

IT Services — 3.2%
Visa, Inc., Class A	61,376	$4,376,109

		$4,376,109

Leisure Products — 2.5%
Brunswick Corp.	69,276	$3,443,710

		$3,443,710

Life Sciences Tools & Services — 1.5%
Illumina, Inc.(1)	10,435	$2,062,060

		$2,062,060

Media — 3.0%
Walt Disney Co. (The)	40,397	$4,115,646

		$4,115,646

Multiline Retail — 3.0%
Dollar General Corp.	55,317	$4,120,563

		$4,120,563

Personal Products — 2.0%
Estee Lauder Cos., Inc. (The), Class A	34,414	$2,745,205

		$2,745,205

5	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals — 8.3%
AbbVie, Inc.	62,165	$3,879,718
Bristol-Myers Squibb Co.	67,342	4,004,829
Perrigo Co. PLC	18,558	3,395,557

		$11,280,104

Road & Rail — 2.0%
Union Pacific Corp.	31,223	$2,677,060

		$2,677,060

Semiconductors & Semiconductor Equipment — 5.0%
Avago Technologies, Ltd.	22,944	$2,890,256
NXP Semiconductors NV(1)	25,236	2,136,227
Texas Instruments, Inc.	36,823	1,761,612

		$6,788,095

Software — 4.1%
salesforce.com, inc.(1)	36,937	$2,561,950
Tableau Software, Inc., Class A(1)	32,040	3,017,207

		$5,579,157

Specialty Retail — 5.5%
Home Depot, Inc. (The)	42,353	$4,932,430
Restoration Hardware Holdings, Inc.(1)	27,122	2,508,243

		$7,440,673

Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	73,468	$8,284,252

		$8,284,252

Total Common Stocks (identified cost $130,425,143)		$133,020,659

Short-Term Investments — 3.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.22%(2)	$4,671	$4,670,782

Total Short-Term Investments (identified cost $4,670,782)		$4,670,782

Total Investments — 101.1% (identified cost $135,095,925)		$137,691,441

Other Assets, Less Liabilities — (1.1)%		$(1,435,533)

Net Assets — 100.0%		$136,255,908

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2015.

6	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2015
Unaffiliated investments, at value (identified cost, $130,425,143)	$133,020,659
Affiliated investment, at value (identified cost, $4,670,782)	4,670,782
Dividends receivable	72,051
Interest receivable from affiliated investment	836
Receivable for investments sold	2,148,852
Receivable for Fund shares sold	1,718,940
Receivable from affiliate	27,337
Total assets	$141,659,457

Liabilities
Payable for investments purchased	$4,992,977
Payable for Fund shares redeemed	275,952
Payable to affiliates:
Investment adviser and administration fee	86,086
Distribution and service fees	11,942
Accrued expenses	36,592
Total liabilities	$5,403,549
Net Assets	$136,255,908

Sources of Net Assets
Paid-in capital	$134,070,148
Accumulated net realized loss	(351,195)
Accumulated net investment loss	(58,561)
Net unrealized appreciation	2,595,516
Total	$136,255,908

Class A Shares
Net Assets	$26,713,195
Shares Outstanding	1,780,575
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.00
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.92

Class C Shares
Net Assets	$7,643,931
Shares Outstanding	525,904
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.53

Class I Shares
Net Assets	$101,898,782
Shares Outstanding	6,737,231
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.12

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended August 31, 2015
Dividends	$379,660
Interest allocated from affiliated investment	3,777
Expenses allocated from affiliated investment	(261)
Total investment income	$383,176

Expenses
Investment adviser and administration fee	$365,033
Distribution and service fees
Class A	22,119
Class C	23,782
Trustees’ fees and expenses	3,074
Custodian fee	22,854
Transfer and dividend disbursing agent fees	17,884
Legal and accounting services	20,635
Printing and postage	7,822
Registration fees	26,101
Miscellaneous	6,406
Total expenses	$515,710
Deduct —
Allocation of expenses to affiliate	$78,985
Total expense reductions	$78,985

Net expenses	$436,725

Net investment loss	$(53,549)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(163,772	)(1)
Net realized loss	$(163,772)
Change in unrealized appreciation (depreciation) —
Investments	$(7,008,138)
Net change in unrealized appreciation (depreciation)	$(7,008,138)

Net realized and unrealized loss	$(7,171,910)

Net decrease in net assets from operations	$(7,225,459)

(1)	Includes $1,218,104 of net realized gains from redemptions in-kind.

8	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015
From operations —
Net investment loss	$(53,549)		$(8,123)
Net realized gain (loss) from investment and foreign currency transactions	(163,772	)(1)	2,263,668
Net change in unrealized appreciation (depreciation) from investments	(7,008,138)		4,799,578
Net increase (decrease) in net assets from operations	$(7,225,459)		$7,055,123
Distributions to shareholders —
From net realized gain
Class A	$(190,208)		$(72,308)
Class C	(54,052)		(31,093)
Class I	(814,181)		(1,447,620)
Total distributions to shareholders	$(1,058,441)		$(1,551,021)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$22,888,140		$5,653,987
Class C	6,321,838		1,799,542
Class I	65,171,434		35,347,550
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	186,703		72,308
Class C	50,719		31,093
Class I	273,190		174,461
Cost of shares redeemed
Class A	(1,854,458)		(446,902)
Class C	(319,692)		(201,688)
Class I	(14,853,887)		(3,404,902)
Net increase in net assets from Fund share transactions	$77,863,987		$39,025,449

Net increase in net assets	$69,580,087		$44,529,551

Net Assets
At beginning of period	$66,675,821		$22,146,270
At end of period	$136,255,908		$66,675,821

Accumulated net investment loss included in net assets
At end of period	$(58,561)		$(5,012)

(1)	Includes $1,218,104 of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Financial Highlights

	Class A
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,				Period Ended February 29, 2012(1)
			2015	2014	2013
Net asset value — Beginning of period	$15.950		$14.100	$10.890	$9.900		$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.019)		$(0.037)	$(0.014)	$0.008		$(0.019)
Net realized and unrealized gain (loss)	(0.732)		2.420	3.529	0.985		(0.081)

Total income (loss) from operations	$(0.751)		$2.383	$3.515	$0.993		$(0.100)

Less Distributions
From net investment income	$—		$—	$—	$(0.003)		$—
From net realized gain	(0.199)		(0.533)	(0.305)	—		—
Tax return of capital	—		—	—	(0.000	)(3)	—

Total distributions	$(0.199)		$(0.533)	$(0.305)	$(0.003)		$—

Net asset value — End of period	$15.000		$15.950	$14.100	$10.890		$9.900

Total Return(4)	(4.79	)%(5)	17.21%	32.49%	10.03%		(1.00	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,713		$7,052	$1,240	$602		$115
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.05	%(7)	1.09%	1.25%	1.25%		1.25	%(7)
Net investment income (loss)	(0.24	)%(7)	(0.25)%	(0.11)%	0.08%		(0.21	)%(7)
Portfolio Turnover	30	%(5)	69%	66%	141%		118	%(5)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.16%, 0.30%, 0.47%, 1.15% and 0.47% of average daily net assets for the six months ended August 31, 2015, the years ended February 28, 2015, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Financial Highlights — continued

	Class C
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,			Period Ended February 29, 2012(1)
			2015	2014	2013
Net asset value — Beginning of period	$15.520		$13.840	$10.730	$9.820	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.076)		$(0.143)	$(0.111)	$(0.074)	$(0.092)
Net realized and unrealized gain (loss)	(0.715)		2.356	3.467	0.984	(0.088)

Total income (loss) from operations	$(0.791)		$2.213	$3.356	$0.910	$(0.180)

Less Distributions
From net realized gain	$(0.199)		$(0.533)	$(0.246)	$—	$—

Total distributions	$(0.199)		$(0.533)	$(0.246)	$—	$—

Net asset value — End of period	$14.530		$15.520	$13.840	$10.730	$9.820

Total Return(3)	(5.18	)%(4)	16.30%	31.45%	9.27%	(1.80	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,644		$2,073	$304	$72	$26
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.80	%(6)	1.82%	2.00%	2.00%	2.00	%(6)
Net investment loss	(0.99	)%(6)	(0.98)%	(0.89)%	(0.73)%	(1.02	)%(6)
Portfolio Turnover	30	%(4)	69%	66%	141%	118	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.16%, 0.30%, 0.47%, 1.15% and 0.47% of average daily net assets for the six months ended August 31, 2015, the years ended February 28, 2015, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Financial Highlights — continued

	Class I
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,			Period Ended February 29, 2012(1)
			2015	2014	2013
Net asset value — Beginning of period	$16.060		$14.160	$10.930	$9.920	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.002)		$0.002	$0.019	$0.012	$0.002
Net realized and unrealized gain (loss)	(0.739)		2.431	3.538	1.019	(0.081)

Total income (loss) from operations	$(0.741)		$2.433	$3.557	$1.031	$(0.079)

Less Distributions
From net investment income	$—		$—	$(0.022)	$(0.019)	$(0.001)
From net realized gain	(0.199)		(0.533)	(0.305)	—	—
Tax return of capital	—		—	—	(0.002)	—

Total distributions	$(0.199)		$(0.533)	$(0.327)	$(0.021)	$(0.001)

Net asset value — End of period	$15.120		$16.060	$14.160	$10.930	$9.920

Total Return(3)	(4.69	)%(4)	17.50%	32.77%	10.40%	(0.78	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$101,899		$57,551	$20,603	$12,975	$25,715
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.80	%(6)	0.84%	1.00%	1.00%	1.00	%(6)
Net investment income (loss)	(0.02	)%(6)	0.01%	0.15%	0.12%	0.02	%(6)
Portfolio Turnover	30	%(4)	69%	66%	141%	118	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.16%, 0.30%, 0.47%, 1.15% and 0.47% of average daily net assets for the six months ended August 31, 2015, the years ended February 28, 2015, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Focused Growth Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

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Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to August 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At February 28, 2015, the Fund had a net capital loss of $184,625 attributable to security transactions incurred after October 31, 2014 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending February 29, 2016.

Additionally, at February 28, 2015, the Fund had a late year ordinary loss of $5,012 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$135,098,248

Gross unrealized appreciation	$8,020,558
Gross unrealized depreciation	(5,427,365)

Net unrealized appreciation	$2,593,193

14

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended August 31, 2015, the investment adviser and administration fee amounted to $365,033 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2016. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $78,985 of the Fund’s operating expenses for the six months ended August 31, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2015, EVM earned $681 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $23,715 as its portion of the sales charge on sales of Class A shares for the six months ended August 31, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended August 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2015 amounted to $22,119 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended August 31, 2015, the Fund paid or accrued to EVD $17,877 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended August 31, 2015 amounted to $5,905 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended August 31, 2015, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $104,941,636 and $28,387,556, respectively, for the six months ended August 31, 2015. Included in sales is $4,005,922 representing the value of securities delivered in payment of redemptions in-kind.

15

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015

Sales	1,444,929	379,650
Issued to shareholders electing to receive payments of distributions in Fund shares	11,662	4,872
Redemptions	(118,118)	(30,318)

Net increase	1,338,473	354,204

Class C	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015

Sales	409,998	123,715
Issued to shareholders electing to receive payments of distributions in Fund shares	3,262	2,151
Redemptions	(20,955)	(14,212)

Net increase	392,305	111,654

Class I	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015

Sales	4,059,324	2,345,940
Issued to shareholders electing to receive payments of distributions in Fund shares	16,937	11,683
Redemptions	(922,534)	(228,924)

Net increase	3,153,727	2,128,699

At August 31, 2015, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 38.4% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2015.

On September 4, 2015, the Fund renewed its line of credit agreement, which expires September 2, 2016. Under the terms of the renewed credit agreement, the commitment amount was reduced to $625 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.10%.

16

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$133,020,659	*	$—	$—	$133,020,659
Short-Term Investments	—		4,670,782	—	4,670,782

Total Investments	$133,020,659		$4,670,782	$—	$137,691,441

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2015 whose fair value was determined using Level 3 inputs. At August 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

18

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Focused Growth Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

19

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

20

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2015

Officers and Trustees

Officers of Eaton Vance Focused Growth Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Focused Growth Opportunities Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7779 8.31.15

Eaton Vance

Focused Value Opportunities Fund

Semiannual Report

August 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report August 31, 2015

Eaton Vance

Focused Value Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Performance1,2

Portfolio Managers John D. Crowley and Edward J. Perkin, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	–6.27%	–4.08%	—	9.78%
Class A with 5.75% Maximum Sales Charge	—	—	–11.65	–9.60	—	8.34
Class C at NAV	03/07/2011	03/07/2011	–6.63	–4.75	—	8.94
Class C with 1% Maximum Sales Charge	—	—	–7.54	–5.63	—	8.94
Class I at NAV	03/07/2011	03/07/2011	–6.16	–3.86	—	10.04
Russell 1000 Value Index	—	—	–6.73%	–3.48%	14.67%	10.91%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.44%	2.17%	1.16%
Net				1.05	1.80	0.80

Fund Profile

Sector Allocation (% of net assets)[4]

Top 10 Holdings (% of net assets)[4]

Wells Fargo & Co.	4.8%

Exxon Mobil Corp.	4.7

General Electric Co.	4.6

JPMorgan Chase & Co.	4.5

Citigroup, Inc.	4.3

Reynolds American, Inc.	4.2

Equity Residential	4.1

Microsoft Corp.	4.0

Credit Suisse Group AG	3.9

Home Depot, Inc. (The)	3.5

Total	42.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Endnotes and Additional Disclosures

[1]

Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 – August 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period* (3/1/15 – 8/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$937.30	$5.11	**	1.05%
Class C	$1,000.00	$933.70	$8.75	**	1.80%
Class I	$1,000.00	$938.40	$3.90	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.33	**	1.05%
Class C	$1,000.00	$1,016.10	$9.12	**	1.80%
Class I	$1,000.00	$1,021.10	$4.06	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2015.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value

Aerospace & Defense — 2.5%
United Technologies Corp.	14,895	$1,364,531

		$1,364,531

Air Freight & Logistics — 1.9%
C.H. Robinson Worldwide, Inc.	15,802	$1,065,529

		$1,065,529

Banks — 13.6%
Citigroup, Inc.	43,795	$2,342,157
JPMorgan Chase & Co.	38,392	2,460,927
Wells Fargo & Co.	49,767	2,654,074

		$7,457,158

Capital Markets — 7.0%
Credit Suisse Group AG	79,738	$2,146,346
Invesco, Ltd.	48,695	1,660,986

		$3,807,332

Communications Equipment — 2.8%
QUALCOMM, Inc.	26,978	$1,526,415

		$1,526,415

Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.	30,492	$1,402,937

		$1,402,937

Electric Utilities — 2.9%
NextEra Energy, Inc.	16,048	$1,579,284

		$1,579,284

Food & Staples Retailing — 4.2%
CVS Health Corp.	12,104	$1,239,450
Kroger Co. (The)	30,207	1,042,141

		$2,281,591

Health Care Equipment & Supplies — 2.5%
Medtronic PLC	19,274	$1,393,318

		$1,393,318

Security	Shares	Value

Industrial Conglomerates — 4.6%
General Electric Co.	102,226	$2,537,249

		$2,537,249

Insurance — 6.4%
Aflac, Inc.	31,304	$1,834,415
XL Group PLC	44,949	1,676,148

		$3,510,563

Life Sciences Tools & Services — 2.2%
Thermo Fisher Scientific, Inc.	9,677	$1,213,206

		$1,213,206

Media — 1.8%
CBS Corp., Class B	21,257	$961,667

		$961,667

Multi-Utilities — 3.1%
Sempra Energy	17,737	$1,682,354

		$1,682,354

Oil, Gas & Consumable Fuels — 12.7%
Anadarko Petroleum Corp.	13,839	$990,596
Devon Energy Corp.	19,275	822,271
Exxon Mobil Corp.	34,321	2,582,312
Occidental Petroleum Corp.	18,581	1,356,599
Phillips 66	14,998	1,185,892

		$6,937,670

Pharmaceuticals — 9.6%
Eli Lilly & Co.	15,440	$1,271,484
Merck & Co., Inc.	27,639	1,488,360
Roche Holding AG PC	4,041	1,100,059
Teva Pharmaceutical Industries, Ltd. ADR	21,169	1,363,495

		$5,223,398

Real Estate Investment Trusts (REITs) — 4.1%
Equity Residential	31,501	$2,244,446

		$2,244,446

Software — 7.1%
Microsoft Corp.	50,455	$2,195,802
Oracle Corp.	46,061	1,708,402

		$3,904,204

5	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail — 3.5%
Home Depot, Inc. (The)	16,264	$1,894,105

		$1,894,105

Tobacco — 4.2%
Reynolds American, Inc.	27,397	$2,294,499

		$2,294,499

Total Common Stocks (identified cost $55,421,969)		$54,281,456

Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(1)	$1,077	$1,077,109

Total Short-Term Investments (identified cost $1,077,109)		$1,077,109

Total Investments — 101.3% (identified cost $56,499,078)		$55,358,565

Other Assets, Less Liabilities — (1.3)%		$(724,863)

Net Assets — 100.0%		$54,633,702

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2015.

6	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2015
Unaffiliated investments, at value (identified cost, $55,421,969)	$54,281,456
Affiliated investment, at value (identified cost, $1,077,109)	1,077,109
Foreign currency, at value (identified cost, $45,297)	45,604
Dividends receivable	138,600
Interest receivable from affiliated investment	236
Receivable for Fund shares sold	49,104
Tax reclaims receivable	10,851
Receivable from affiliate	15,312
Total assets	$55,618,272

Liabilities
Payable for investments purchased	$847,899
Payable for Fund shares redeemed	63,083
Payable to affiliates:
Investment adviser and administration fee	36,100
Distribution and service fees	1,104
Accrued expenses	36,384
Total liabilities	$984,570
Net Assets	$54,633,702

Sources of Net Assets
Paid-in capital	$54,667,570
Accumulated net realized gain	657,735
Accumulated undistributed net investment income	448,948
Net unrealized depreciation	(1,140,551)
Total	$54,633,702

Class A Shares
Net Assets	$3,122,935
Shares Outstanding	236,597
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.20
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.01

Class C Shares
Net Assets	$535,922
Shares Outstanding	41,099
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.04

Class I Shares
Net Assets	$50,974,845
Shares Outstanding	3,855,227
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.22

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended August 31, 2015
Dividends (net of foreign taxes, $6,941)	$675,650
Interest allocated from affiliated investment	1,026
Expenses allocated from affiliated investment	(72)
Total investment income	$676,604

Expenses
Investment adviser and administration fee	$206,944
Distribution and service fees
Class A	3,027
Class C	2,703
Trustees’ fees and expenses	1,715
Custodian fee	19,044
Transfer and dividend disbursing agent fees	3,707
Legal and accounting services	22,345
Printing and postage	6,213
Registration fees	24,140
Miscellaneous	7,247
Total expenses	$297,085
Deduct —
Allocation of expenses to affiliate	$70,018
Total expense reductions	$70,018

Net expenses	$227,067

Net investment income	$449,537

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$731,191 (1)
Foreign currency transactions	(5,105)
Net realized gain	$726,086
Change in unrealized appreciation (depreciation) —
Investments	$(4,620,879)
Foreign currency	8,731
Net change in unrealized appreciation (depreciation)	$(4,612,148)

Net realized and unrealized loss	$(3,886,062)

Net decrease in net assets from operations	$(3,436,525)

(1)	Includes $490,765 of net realized gains from redemptions in-kind.

8	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
From operations —
Net investment income	$449,537	$408,890
Net realized gain from investment and foreign currency transactions	726,086 (1)	3,961,975
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(4,612,148)	(877,817)
Net increase (decrease) in net assets from operations	$(3,436,525)	$3,493,048
Distributions to shareholders —
From net investment income
Class A	$(2,621)	$(6,637)
Class C	—	(850)
Class I	(74,738)	(303,267)
From net realized gain
Class A	(59,014)	(86,173)
Class C	(13,245)	(25,227)
Class I	(1,266,273)	(2,513,792)
Total distributions to shareholders	$(1,415,891)	$(2,935,946)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,092,364	$797,700
Class C	47,250	235,317
Class I	12,387,077	32,006,410
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	61,635	92,810
Class C	13,245	26,059
Class I	117,754	225,201
Cost of shares redeemed
Class A	(500,635)	(1,115,395)
Class C	(13,276)	(107,248)
Class I	(6,479,868)	(2,912,233)
Net increase in net assets from Fund share transactions	$7,725,546	$29,248,621

Net increase in net assets	$2,873,130	$29,805,723

Net Assets
At beginning of period	$51,760,572	$21,954,849
At end of period	$54,633,702	$51,760,572

Accumulated undistributed net investment income included in net assets
At end of period	$448,948	$76,770

(1)	Includes $490,765 of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Financial Highlights

	Class A
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,			Period Ended February 29, 2012(1)
			2015	2014	2013
Net asset value — Beginning of period	$14.450		$13.820	$11.210	$9.940	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.097		$0.149	$0.114	$0.126	$0.071
Net realized and unrealized gain (loss)	(0.975)		1.407	2.849	1.285	(0.031)

Total income (loss) from operations	$(0.878)		$1.556	$2.963	$1.411	$0.040

Less Distributions
From net investment income	$(0.016)		$(0.068)	$(0.083)	$(0.141)	$(0.100)
From net realized gain	(0.356)		(0.858)	(0.270)	—	—

Total distributions	$(0.372)		$(0.926)	$(0.353)	$(0.141)	$(0.100)

Net asset value — End of period	$13.200		$14.450	$13.820	$11.210	$9.940

Total Return(3)	(6.27	)%(4)	11.53%	26.59%	14.29%	0.50	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,123		$1,711	$1,827	$1,310	$687
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.05	%(6)	1.13%	1.25%	1.25%	1.25	%(6)
Net investment income	1.37	%(6)	1.04%	0.89%	1.21%	0.76	%(6)
Portfolio Turnover	44	%(4)	119%	44%	152%	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.25%, 0.31%, 0.45%, 1.06% and 0.45% of average daily net assets for the six months ended August 31, 2015, the years ended February 28, 2015, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Financial Highlights — continued

	Class C
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,			Period Ended February 29, 2012(1)
			2015	2014	2013
Net asset value — Beginning of period	$14.310		$13.720	$11.190	$9.940	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.047		$0.044	$0.025	$0.053	$0.024
Net realized and unrealized gain (loss)	(0.969)		1.403	2.813	1.284	(0.058)

Total income (loss) from operations	$(0.922)		$1.447	$2.838	$1.337	$(0.034)

Less Distributions
From net investment income	$—		$(0.029)	$(0.038)	$(0.087)	$(0.026)
From net realized gain	(0.348)		(0.828)	(0.270)	—	—

Total distributions	$(0.348)		$(0.857)	$(0.308)	$(0.087)	$(0.026)

Net asset value — End of period	$13.040		$14.310	$13.720	$11.190	$9.940

Total Return(3)	(6.63	)%(4)	10.78%	25.49%	13.50%	(0.32	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$536		$539	$372	$36	$22
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.80	%(6)	1.86%	2.00%	2.00%	2.00	%(6)
Net investment income	0.67	%(6)	0.31%	0.19%	0.51%	0.26	%(6)
Portfolio Turnover	44	%(4)	119%	44%	152%	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.25%, 0.31%, 0.45%, 1.06% and 0.45% of average daily net assets for the six months ended August 31, 2015, the years ended February 28, 2015, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Financial Highlights — continued

	Class I
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,			Period Ended February 29, 2012(1)
			2015	2014	2013
Net asset value — Beginning of period	$14.460		$13.830	$11.220	$9.940	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.118		$0.194	$0.149	$0.150	$0.119
Net realized and unrealized gain (loss)	(0.981)		1.406	2.844	1.294	(0.066)

Total income (loss) from operations	$(0.863)		$1.600	$2.993	$1.444	$0.053

Less Distributions
From net investment income	$(0.021)		$(0.112)	$(0.113)	$(0.164)	$(0.113)
From net realized gain	(0.356)		(0.858)	(0.270)	—	—

Total distributions	$(0.377)		$(0.970)	$(0.383)	$(0.164)	$(0.113)

Net asset value — End of period	$13.220		$14.460	$13.830	$11.220	$9.940

Total Return(3)	(6.16	)%(4)	11.86%	26.85%	14.63%	0.64	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,975		$49,511	$19,756	$12,980	$25,822
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.80	%(6)	0.85%	1.00%	1.00%	1.00	%(6)
Net investment income	1.65	%(6)	1.35%	1.17%	1.45%	1.28	%(6)
Portfolio Turnover	44	%(4)	119%	44%	152%	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.25%, 0.31%, 0.45%, 1.06% and 0.45% of average daily net assets for the six months ended August 31, 2015, the years ended February 28, 2015, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

13

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to August 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,557,781

Gross unrealized appreciation	$2,500,912
Gross unrealized depreciation	(3,700,128)

Net unrealized depreciation	$(1,199,216)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended August 31, 2015, the investment adviser and administration fee amounted to

14

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Notes to Financial Statements (Unaudited) — continued

$206,944 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2016. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $70,018 of the Fund’s operating expenses for the six months ended August 31, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2015, EVM earned $254 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,909 as its portion of the sales charge on sales of Class A shares for the six months ended August 31, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended August 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2015 amounted to $3,027 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended August 31, 2015, the Fund paid or accrued to EVD $2,027 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended August 31, 2015 amounted to $676 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended August 31, 2015, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $32,722,213 and $23,398,619, respectively, for the six months ended August 31, 2015. Included in sales is $3,438,283 representing the value of securities delivered in payment of redemptions in-kind.

15

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015

Sales	148,773	56,440
Issued to shareholders electing to receive payments of distributions in Fund shares	4,322	6,630
Redemptions	(34,900)	(76,904)

Net increase (decrease)	118,195	(13,834)

Class C	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015

Sales	3,440	16,286
Issued to shareholders electing to receive payments of distributions in Fund shares	939	1,876
Redemptions	(948)	(7,584)

Net increase	3,431	10,578

Class I	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015

Sales	873,646	2,183,172
Issued to shareholders electing to receive payments of distributions in Fund shares	8,252	16,111
Redemptions	(451,434)	(202,840)

Net increase	430,464	1,996,443

At August 31, 2015, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM, an Eaton Vance collective investment trust and an affiliate of EVM owned in the aggregate 86.2% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2015.

On September 4, 2015, the Fund renewed its line of credit agreement, which expires September 2, 2016. Under the terms of the renewed credit agreement, the commitment amount was reduced to $625 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.10%.

16

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$2,855,772	$—		$—	$2,855,772
Consumer Staples	4,576,090	—		—	4,576,090
Energy	6,937,670	—		—	6,937,670
Financials	14,873,153	2,146,346		—	17,019,499
Health Care	6,729,863	1,100,059		—	7,829,922
Industrials	4,967,309	—		—	4,967,309
Information Technology	5,430,619	—		—	5,430,619
Telecommunication Services	1,402,937	—		—	1,402,937
Utilities	3,261,638	—		—	3,261,638

Total Common Stocks	$51,035,051	$3,246,405	*	$—	$54,281,456

Short-Term Investments	$—	$1,077,109		$—	$1,077,109

Total Investments	$51,035,051	$4,323,514		$—	$55,358,565

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2015 whose fair value was determined using Level 3 inputs. At August 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

18

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Focused Value Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

19

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

20

Eaton Vance

Focused Value Opportunities Fund

August 31, 2015

Officers and Trustees

Officers of Eaton Vance Focused Value Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Focused Value Opportunities Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7780    8.31.15

Eaton Vance

Global Natural Resources Fund

Semiannual Report

August 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report August 31, 2015

Eaton Vance

Global Natural Resources Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Performance1,2

Portfolio Manager Stephen Bonnyman, CFA, of AGF Investments America Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	04/30/2012	04/30/2012	–20.22%	–41.33%	—	–11.43%
Class A with 5.75% Maximum Sales Charge	—	—	–24.83	–44.70	—	–12.99
Class I at NAV	04/30/2012	04/30/2012	–20.14	–41.21	—	–11.20
S&P North American Natural Resources Sector Index	—	—	–16.89%	–34.00%	2.12%	–3.77%
MSCI World Index	—	—	–6.14	–4.13	11.06	9.70

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					2.69%	2.44%
Net					1.40	1.15

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Fund Profile

Country Allocation (% of net assets)

Market Capitalization (% of common stocks)

Top 10 Holdings (% of net assets)[4]

LyondellBasell Industries NV, Class A	5.5%

Monsanto Co.	5.1

Valero Energy Corp.	5.1

Cimarex Energy Co.	4.9

Schlumberger, Ltd.	3.5

Exxon Mobil Corp.	3.5

Husky Energy, Inc.	3.1

Marathon Petroleum Corp.	2.8

Eastman Chemical Co.	2.5

West Fraser Timber Co., Ltd.	2.4

Total	38.4%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Endnotes and Additional Disclosures

[1]

S&P North American Natural Resources Sector Index measures the performance of U.S.-traded natural resources related stocks. MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders
On September 28, 2015, the Fund’s Trustees approved the liquidation of the Fund. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about October 29, 2015.

4

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 – August 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period* (3/1/15 – 8/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$797.80	$6.33	**	1.40%
Class I	$1,000.00	$798.60	$5.20	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$7.10	**	1.40%
Class I	$1,000.00	$1,019.40	$5.84	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2015.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 94.2%

Security	Shares	Value

Energy — 56.6%

Energy Equipment & Services — 8.3%
Halliburton Co.	2,266	$89,167
Schlumberger, Ltd.	2,180	168,667
Superior Energy Services, Inc.	4,300	68,413
Trican Well Service, Ltd.(1)	12,000	16,783
Trinidad Drilling, Ltd.	24,891	52,219

		$395,249

Oil, Gas & Consumable Fuels — 48.3%
Anadarko Petroleum Corp.	1,600	$114,528
ARC Resources, Ltd.	5,400	81,189
Cameco Corp.	1,900	26,732
Canadian Natural Resources, Ltd.	1,000	22,537
Chevron Corp.	500	40,495
Cimarex Energy Co.	2,100	232,071
Continental Resources, Inc.(1)	1,400	44,940
Crescent Point Energy Corp.	6,300	80,833
Devon Energy Corp.	2,100	89,586
Enbridge, Inc.	2,300	95,052
EOG Resources, Inc.	700	54,817
Exxon Mobil Corp.	2,200	165,528
Hess Corp.	1,300	77,285
Husky Energy, Inc.	8,300	147,818
Imperial Oil, Ltd.	2,200	77,676
Kinder Morgan, Inc.	2,980	96,582
Marathon Petroleum Corp.	2,780	131,522
Noble Energy, Inc.	1,300	43,433
NuVista Energy, Ltd.(1)	11,100	48,008
Oasis Petroleum, Inc.(1)	2,100	23,436
Oryx Petroleum Corp., Ltd.(1)	9,752	7,116
Raging River Exploration, Inc.(1)	8,300	53,058
Royal Dutch Shell PLC, Class A ADR	1,500	79,380
Seven Generations Energy, Ltd., Class A(1)	2,391	24,971
Storm Resources, Ltd.(1)	20,400	64,506
Suncor Energy, Inc.	2,000	56,643
Tourmaline Oil Corp.(1)	1,000	25,312
Valero Energy Corp.	4,100	243,294
Whiting Petroleum Corp.(1)	3,204	61,933

		$2,310,281

		$2,705,530

Security	Shares	Value

Materials — 37.6%

Chemicals — 17.2%
Eastman Chemical Co.	1,662	$120,428
Ecolab, Inc.	800	87,312
Huntsman Corp.	6,500	107,445
LyondellBasell Industries NV, Class A	3,100	264,678
Monsanto Co.	2,500	244,125

		$823,988

Metals & Mining — 16.0%
Agnico-Eagle Mines, Ltd.	1,400	$34,287
BHP Billiton PLC	5,500	96,692
Capstone Mining Corp.(1)	42,300	19,935
Eldorado Gold Corp.	9,392	28,056
First Quantum Minerals, Ltd.	3,236	16,874
Freeport-McMoRan, Inc.	2,300	24,472
Glencore PLC	27,600	62,300
Goldcorp, Inc.	3,100	43,003
Lundin Mining Corp.(1)	9,400	31,938
MMC Norilsk Nickel (PJSC) ADR	6,236	98,129
Outokumpu Oyj(1)	18,825	80,729
Randgold Resources, Ltd. ADR	900	54,261
Rio Tinto PLC	1,000	36,511
Royal Gold, Inc.	1,100	52,932
Silver Wheaton Corp.	3,300	40,460
South32, Ltd.(1)	5,500	5,831
Teck Resources, Ltd., Class B	5,400	38,788

		$765,198

Paper & Forest Products — 4.4%
Canfor Corp.(1)	6,200	$94,725
West Fraser Timber Co., Ltd.	3,000	116,821

		$211,546

		$1,800,732

Total Common Stocks (identified cost $6,676,465)		$4,506,262

6	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 5.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.22%(2)	$267	$267,454

Total Short-Term Investments (identified cost $267,454)		$267,454

Total Investments — 99.8% (identified cost $6,943,919)		$4,773,716

Other Assets, Less Liabilities — 0.2%		$8,733

Net Assets — 100.0%		$4,782,449

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2015.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	60.9%	$2,914,543
Canada	28.1	1,345,340
United Kingdom	7.0	334,975
Russia	2.1	98,129
Finland	1.7	80,729

Total Investments	99.8%	$4,773,716

7	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2015
Unaffiliated investments, at value (identified cost, $6,676,465)	$4,506,262
Affiliated investment, at value (identified cost, $267,454)	267,454
Foreign currency, at value (identified cost, $4,405)	4,327
Dividends receivable	14,539
Interest receivable from affiliated investment	49
Tax reclaims receivable	244
Receivable from affiliate	7,478
Total assets	$4,800,353

Liabilities
Payable for Fund shares redeemed	$986
Payable to affiliates:
Investment adviser and administration fee	3,525
Distribution and service fees	210
Accrued expenses	13,183
Total liabilities	$17,904
Net Assets	$4,782,449

Sources of Net Assets
Paid-in capital	$7,331,000
Accumulated net realized loss	(423,146)
Accumulated undistributed net investment income	44,928
Net unrealized depreciation	(2,170,333)
Total	$4,782,449

Class A Shares
Net Assets	$970,071
Shares Outstanding	146,314
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.63
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$7.03

Class I Shares
Net Assets	$3,812,378
Shares Outstanding	572,082
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.66

On sales of $50,000 or more, the offering price of Class A shares is reduced.

8	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended August 31, 2015
Dividends (net of foreign taxes, $5,186)	$76,527
Interest allocated from affiliated investment	459
Expenses allocated from affiliated investment	(32)
Total investment income	$76,954

Expenses
Investment adviser and administration fee	$25,122
Distribution and service fees
Class A	1,655
Trustees’ fees and expenses	414
Custodian fee	12,044
Transfer and dividend disbursing agent fees	1,589
Legal and accounting services	14,988
Printing and postage	5,128
Registration fees	14,436
Miscellaneous	5,288
Total expenses	$80,664
Deduct —
Allocation of expenses to affiliate	$45,131
Total expense reductions	$45,131

Net expenses	$35,533

Net investment income	$41,421

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(46,891)
Foreign currency transactions	(2,174)
Net realized loss	$(49,065)
Change in unrealized appreciation (depreciation) —
Investments	$(1,248,352)
Foreign currency	65
Net change in unrealized appreciation (depreciation)	$(1,248,287)

Net realized and unrealized loss	$(1,297,352)

Net decrease in net assets from operations	$(1,255,931)

9	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
From operations —
Net investment income	$41,421	$30,315
Net realized loss from investment and foreign currency transactions	(49,065)	(25,875)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,248,287)	(1,379,882)
Net decrease in net assets from operations	$(1,255,931)	$(1,375,442)
Distributions to shareholders —
From net investment income
Class I	$—	$(4,754)
Total distributions to shareholders	$—	$(4,754)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$324,482	$3,392,312
Class I	177,708	1,054,023
Net asset value of shares issued to shareholders in payment of distributions declared
Class I	—	662
Cost of shares redeemed
Class A	(442,421)	(2,065,146)
Class I	(204,353)	(479,837)
Net increase (decrease) in net assets from Fund share transactions	$(144,584)	$1,902,014

Net increase (decrease) in net assets	$(1,400,515)	$521,818

Net Assets
At beginning of period	$6,182,964	$5,661,146
At end of period	$4,782,449	$6,182,964

Accumulated undistributed net investment income included in net assets
At end of period	$44,928	$3,507

10	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Financial Highlights

	Class A
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,		Period Ended February 28, 2013(1)
			2015	2014
Net asset value — Beginning of period	$8.310		$10.040	$9.220	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.048		$0.028	$0.018	$(0.001)
Net realized and unrealized gain (loss)	(1.728)		(1.758)	0.824	(0.744)

Total income (loss) from operations	$(1.680)		$(1.730)	$0.842	$(0.745)

Less Distributions
From net investment income	$—		$—	$(0.022)	$(0.035)

Total distributions	$—		$—	$(0.022)	$(0.035)

Net asset value — End of period	$6.630		$8.310	$10.040	$9.220

Total Return(3)	(20.22	)%(4)	(17.23)%	9.14%	(7.46	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$970		$1,376	$433	$81
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.40	%(6)	1.40%	1.40%	1.40	%(6)
Net investment income (loss)	1.21	%(6)	0.28%	0.19%	(0.02	)%(6)
Portfolio Turnover	9	%(4)	43%	62%	31	%(4)

(1)	For the period from the start of business, April 30, 2012, to February 28, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.53%, 1.29%, 1.75%, and 2.49% of average daily net assets for the six months ended August 31, 2015, the years ended February 28, 2015 and 2014 and the period from the start of business, April 30, 2012, to February 28, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Financial Highlights — continued

	Class I
	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,		Period Ended February 28, 2013(1)
			2015	2014
Net asset value — Beginning of period	$8.340		$10.070	$9.230	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.058		$0.048	$0.051	$0.021
Net realized and unrealized gain (loss)	(1.738)		(1.770)	0.828	(0.742)

Total income (loss) from operations	$(1.680)		$(1.722)	$0.879	$(0.721)

Less Distributions
From net investment income	$—		$(0.008)	$(0.039)	$(0.049)

Total distributions	$—		$(0.008)	$(0.039)	$(0.049)

Net asset value — End of period	$6.660		$8.340	$10.070	$9.230

Total Return(3)	(20.14	)%(4)	(17.10)%	9.55%	(7.23	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,812		$4,807	$5,228	$4,650
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.15	%(6)	1.15%	1.15%	1.15	%(6)
Net investment income	1.46	%(6)	0.49%	0.55%	0.27	%(6)
Portfolio Turnover	9	%(4)	43%	62%	31	%(4)

(1)	For the period from the start of business, April 30, 2012, to February 28, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.53%, 1.29%, 1.75%, and 2.49% of average daily net assets for the six months ended August 31, 2015, the years ended February 28, 2015 and 2014 and the period from the start of business, April 30, 2012, to February 28, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Natural Resources Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

13

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to August 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At February 28, 2015, the Fund, for federal income tax purposes, had deferred capital losses of $374,440 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at February 28, 2015, $237,176 are short-term and $137,264 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,943,560

Gross unrealized appreciation	$118,827
Gross unrealized depreciation	(2,288,671)

Net unrealized depreciation	$(2,169,844)

14

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended August 31, 2015, the investment adviser and administration fee amounted to $25,122 or 0.85% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to AGF Investments America Inc. (AGFA), a wholly-owned subsidiary of AGF Management Limited. EVM pays AGFA a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively, through June 30, 2016. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $45,131 of the Fund’s operating expenses for the six months ended August 31, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2015, EVM earned $237 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,279 as its portion of the sales charge on sales of Class A shares for the six months ended August 31, 2015. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended August 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2015 amounted to $1,655 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended August 31, 2015, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $825,317 and $492,505, respectively, for the six months ended August 31, 2015.

15

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015

Sales	39,549	329,045
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—
Redemptions	(58,849)	(206,568)

Net increase (decrease)	(19,300)	122,477

Class I	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015

Sales	22,627	107,793
Issued to shareholders electing to receive payments of distributions in Fund shares	—	78
Redemptions	(26,695)	(51,035)

Net increase (decrease)	(4,068)	56,836

At August 31, 2015, an affiliate of EVM owned 69.5% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2015.

On September 4, 2015, the Fund renewed its line of credit agreement, which expires September 2, 2016. Under the terms of the renewed credit agreement, the commitment amount was reduced to $625 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.10%.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Concentration of Risk

Because the Fund concentrates its investments in the natural resources sector, the value of Fund shares may be affected by events that adversely affect that sector and may fluctuate more than that of a less concentrated fund. Investment risks associated with investing in global natural resources securities,

16

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Notes to Financial Statements (Unaudited) — continued

in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed by natural resources companies in complying with environmental and safety regulation, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Energy	$2,705,530	$—		$—	$2,705,530
Materials	1,420,540	380,192		—	1,800,732

Total Common Stocks	$4,126,070	$380,192	*	$—	$4,506,262

Short-Term Investments	$—	$267,454		$—	$267,454

Total Investments	$4,126,070	$647,646		$—	$4,773,716

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2015 whose fair value was determined using Level 3 inputs. At August 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

12  Subsequent Event

On September 28, 2015, the Fund’s Trustees approved the liquidation of the Fund. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about October 29, 2015.

17

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

18

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Global Natural Resources Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with AGF Investments America Inc. (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board considered the abilities and experience of such personnel in investing in the natural resources sector, including securities in developed and emerging markets. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent

19

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Board of Trustees’ Contract Approval — continued

trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-year period ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

20

Eaton Vance

Global Natural Resources Fund

August 31, 2015

Officers and Trustees

Officers of Eaton Vance Global Natural Resources Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Natural Resources Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

AGF Investments America Inc.

53 State Street

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7788 8.31.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 14, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 14, 2015